CUSTOMER AND SUPPLIER CONCENTRATION (Details Narrative) - Revenue Benchmark [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	94.00%	43.00%	82.00%	22.00%	12.00%
Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%		24.00%	14.00%	24.00%	13.00%
Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%		12.00%	18.00%	29.00%	19.00%
Customer Concentration Risk [Member] | Four Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%
Customer Concentration Risk [Member] | Five Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
Supplier Concentration Risk [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	63.00%
Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		100.00%		100.00%
Supplier Concentration Risk [Member] | Four Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			98.00%
Supplier Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					94.00%	91.00%